Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Going concern basis [Abstract]
Bank loans or other debt outstanding	$ 0
Cash and cash equivalents	90,059	$ 78,420	$ 86,439	$ 165,955
Marketable securities	71,300	88,700
Other financial assets	$ 32,517	$ 55,615